LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL ASIA GROWTH FUND

February 5, 1997

Dear Shareholder:

It was an event-filled year for Asian markets. Returns were mixed throughout the region, as each market was largely influenced by local dynamics. Politics took center stage in many countries. Overall, the region provided positive results for investors.

In general, the outlook for Asia is on the upswing. The various economies are no longer showing signs of overheating or inflationary pressure. Furthermore, there are expectations of a cyclical rebound in the electronics industry, upon which many Asian economies are leveraged. We continue to view Asia as a region with high growth potential and investment opportunity.

Included in this report is a Q&A with Steven Ho, a member of the Fund's portfolio management team. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead. We hope you find it informative.

As always, we welcome your comments, questions, or any suggestions on how we can further improve your financial reports. Please call J.P. Morgan Funds Services, toll free, at (800) 766-7722.


Sincerely yours,


/s/ Evelyn E. Guernsey


Evelyn E. Guernsey
J.P. Morgan Funds Services




TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS . . . . . . . . . . . 1

FUND PERFORMANCE . . . . . . . . . . . . . . . . 2

PORTFOLIO MANAGER Q&A. . . . . . . . . . . . . . 3

FUND FACTS AND HIGHLIGHTS. . . . . . . . . . . . 6

FINANCIAL STATEMENTS . . . . . . . . . . . . . . 9

FUND PERFORMANCE


EXAMINING PERFORMANCE

One way to evaluate a mutual fund's historical performance is to look at the growth of a hypothetical investment of $500,000, which is the Fund's investment minimum. The chart at the right shows that $500,000 invested in the Fund on February 29, 1996 would have grown to $512,201 on December 31, 1996.

  Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $500,000 SINCE FUND INCEPTION
FEBRUARY 29, 1996 - DECEMBER 31, 1996

[Line Graph]

[FOLLOWING IS AN EDGAR REPRESENTATION OF THE POINTS IN LINE GRAPH]


                         JPM Institutional
                         Asia Growth Fund        Asia Growth Benchmark
                        -------------------      ---------------------
Inception                   $500,000                     $500,000
12/31/96                    $512,201                     $514,752
------------------------------------------------------------------



PERFORMANCE                                         TOTAL RETURNS
                                             -----------------------------------
                                             THREE      SIX       SINCE
AS OF DECEMBER 31, 1996                      MONTHS    MONTHS   INCEPTION
--------------------------------------------------------------------------------
The JPM Institutional Asia Growth Fund       2.65%     0.92%     2.13%

Asia Growth Benchmark*                       2.12%     0.90%     2.95%

Lipper Universe Average                      4.80%     2.81%     1.87%


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED.

*IFC: 5% CHINA, INDONESIA, PHILIPPINES, S. KOREA, AND TAIWAN, 20% MALAYSIA, 12% THAILAND; MSCI: 32% HONG KONG, 11% SINGAPORE.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with STEVEN HO, vice president and fund manager for non-Japanese Pacific Rim equities. Prior to his recent transfer to the London office, he was head of equity research in the Singapore office and was responsible for Southeast Asian equity portfolios. Between 1990 and 1993, Mr. Ho was a member of the London equity research group, with responsibility for the electronics and property sectors. He joined Morgan in Singapore in 1984. He has a B.S. in Business Management and is a Chartered Financial Analyst. This interview was conducted on February 3, 1997 and reflects his views on that date.

HONG KONG, THE REGION'S LARGEST MARKET, HAS HAD AN OUTSTANDING YEAR. WHAT WERE THE DYNAMICS BEHIND THIS MARKET'S EXCEPTIONAL PERFORMANCE?

SH: A number of factors contributed to the strong performance of Hong Kong. One was the easier monetary policy in China. This led to a pickup in economic activity that benefitted Hong Kong, through which more than two thirds of China's imports and exports are channeled. As you know, Hong Kong has become increasingly integrated into the Chinese economy, providing services in support of manufacturing and investment activity there.

  More importantly, Hong Kong equities benefitted from the cyclical upturn in the housing sector. And as real estate is heavily weighted in the Index, stock prices moved ahead as the profit outlook for the sector brightened. Housing values, which had been in a downturn since early 1994, recovered in 1996 as demand picked up, helped by a higher-than-expected immigration rate. Prices rose 30% during the year, although speculation in the luxury market led to much more dramatic increases there.

  Finally, there was a growing level of optimism and confidence about the handover of Hong Kong to China in mid-1997. At the same time, the new chief executive is a local Chinese businessman, representing the free spirit of enterprise and appearing to have the endorsement of the Chinese government as well as the people in Hong Kong.

WHILE THE RETURNS FOR THE EMERGING ASIAN REGION AS A WHOLE WERE POSITIVE IN 1996, THE RETURNS AMONG THE INDIVIDUAL COUNTRIES WERE MIXED. OUTSIDE OF HONG KONG, WHAT WERE SOME OF THE BEST PERFORMING MARKETS AND WHY?

SH: Taiwan was a very strong performer, mostly due to the easing of tensions with China along with expectations that the electronics cycle was turning upwards. The government's nonrestrictive monetary policy also helped the equity market.

  Malaysia was another good market, rising on expectations that the current account balance, which ballooned in 1995, would improve over the course of 1996. This occurred, aided by a moderation in import growth and by the weakness in the Japanese yen. Expectations that domestic interest rates would ease -- which would be good for equities -- contributed as well.

  In China, the equity market is divided between A-shares for locals and B-shares for foreigners. A-shares typically trade on valuation premiums, often in excess of 50%, to their B-share counterparts. With the B market initially in the doldrums, there were signals that the government would take action to stimulate activity there, possibly by merging the A- and B-share markets which led to aggressive purchases of B-shares, especially among locals using offshore accounts.

  In the Philippines, which also performed well this year, there was a demonstrated commitment towards fiscal reform. The government was able to push ahead with its comprehensive tax reform package, which broadened the tax base and was crucial in helping balance the fiscal budget. The government deregulated the domestic oil industry with the dismantling of the Oil Price Stabilization Fund, a buffer mechanism designed to stabilize oil prices domestically. At the same time, inflation went from a double digit rate at the beginning of the year to below 5% at the end of the year. Finally, robust corporate profits were supportive of a sustained uptrend in stock prices.

  In Indonesia, there was a lot of positive news. Despite political unrest mid-year triggered by the ouster of the opposition's leadership, the economy sustained a high level of growth with inflation rates declining sharply. At the same time the progressive widening of the country's currency fluctuation band reaffirmed the belief that the government's economic policies are sound. Foreign investment flows remained strong as did corporate profits.

WHAT WERE SOME OF THE WORST PERFORMING MARKETS AND WHY?

SH: There were two that performed very poorly, Thailand and Korea. In Thailand, there was a great deal of uncertainty about the effectiveness of the coalition government, which was hampered by allegations of corruption that led to the resignation of Prime Minister Barnharn. At the same time, the economy was slowing sharply under weak export performance and a deterioration of the country's current account deficit, which increased sharply to more than 8% of GDP, raising the prospect of a currency devaluation. However, the central bank's commitment to maintaining the value of the baht prevented a crisis from occurring.

  In Korea, where the economy is dominated by cyclical industries -- including semiconductors, chemicals and steel -- trading conditions deteriorated as the country lost competitiveness versus the Japanese. A propensity among locals for foreign imports further compounded the deterioration of Korea's trade and current account balances. Interest rates also rose as inventories built up as a consequence of weak demand for products.

AFTER STRUGGLING THROUGH 1996, WHAT IS THE GENERAL ECONOMIC OUTLOOK FOR THE ASIAN REGION IN 1997 AND BEYOND?

SH: One of the themes to focus on will be the lack of overheating pressures that was a feature of 1994 and 1995. Economic growth has slowed across the region but has in recent months begun to pick up as external demand conditions have improved, especially in the electronics industry. Taiwan, Korea, and Singapore are key beneficiaries of this recovery. Trade and current account balances also should recover, if modestly, in the year ahead which in turn should give flexibility to domestic monetary policy across the region.

  There has been some discussion about Asia having structural difficulties, and not being able to compete in the global marketplace. We don't think that's true. The Asian countries have highly skilled labor forces that are well trained and are quite disciplined. Labor costs are at the same time relatively low in many countries which help maintain global export competitiveness. There are huge investments in infrastructure which, in the medium term, also contribute to strong economic growth rates.

  Additionally, intra-Asian trade and investment flows have increased. Historically, the region looked to the U.S. or Europe or Japan for investment capital, but now we are seeing Taiwanese companies investing in various industries in the Philippines; Singapore is a big investor in Vietnam, and so on. That provides the basis for sustained superior levels of growth, relative to developed countries.

WHILE THE FUND PROVIDED A SOLID RETURN FOR THE PERIOD, IT WAS BELOW THE RETURN FOR THE BENCHMARK. WHY?

SH: The main culprit was stock selection. In Indonesia and the Philippines, the markets were liquidity driven -- an environment which did not reward our value approach to investing. We were under-represented in larger, more established companies in favor of smaller ones, as they were attractively valued. However, investors were drawn to the more liquid stocks, and these performed better in 1996.

  Index changes also adversely affected performance. In Indonesia, both the domestic and MSCI indices were rebalanced following the listing of PT Telkom, the domestic telephone operator which replaced Indosat, the international phone carrier. As a consequence, the former, which was trading at a much higher price-to-earnings ratio, performed much better as investors switched into the index stock.

  In terms of country allocation, the Fund benefited from an underweighted position in Singapore and an overweighting in Taiwan. Performance was hindered, however, by an underweighted position in the Philippines and in Malaysia, where corporate profits grew more strongly than anticipated. Our initial optimism over the likelihood of a turnaround in both Thailand and Korea proved premature. Having initially been overweighted in these markets hurt overall returns.

WHAT IS THE STRATEGY FOR THE PORTFOLIO FOR THE UPCOMING YEAR?

SH: In general, we think inflationary pressures in the region have eased, leaving room for interest rates to decline. This should be a positive for equity markets, although the scope remains limited, given the likelihood of higher U.S. rates. We currently favor Taiwan, Indonesia, and, to a lesser extent, the Philippines. Corporate profits are expected to be very strong in these countries, though political risks moderate our enthusiasm.

  We view Korea and Thailand positively for the medium term. Korean valuations appear very cheap. Many of the banks are trading at half of book value. Cyclicals like the chemical companies are actually trading at valuations below replacement cost. In Thailand, it's only a matter of time before the economy gets back on its feet again. By historical comparisons, valuations there are very attractive, and we believe that the market's expectations for a devaluation of the currency are overdone.

  In Hong Kong, we have reduced the Portfolio's holdings. After such a rewarding year, and where valuations are clearly stretched, there are several factors indicating a possible correction. There has been a heightening of anxiety in the country, in part due to China's plans to repeal legislation protecting civil rights. At the same time the curbs on residential mortgage lending and rising vacancy rates in the office sector are likely to lead to disappointments in earnings in what is a key sector of the market. Finally, stock prices are vulnerable to a pullback in the U.S. where valuations are extended.

FUND FACTS


INVESTMENT OBJECTIVE

The JPM Institutional Asia Growth Fund seeks to provide a high total return from a portfolio of equity securities of companies in Asian growth markets. It is designed for long-term investors who want to diversify their investments by adding exposure to the rapidly growing Asian markets. As an international investment, the Fund is subject to foreign market, political, and currency risk.

-----------------------------------
COMMENCEMENT OF OPERATIONS
2/29/96

-----------------------------------
NET ASSETS AS OF 12/31/96
$3,361,986

-----------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/24/97

EXPENSE RATIO

The Fund's current annualized expense ratio of 1.25% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF DECEMBER 31, 1996

COUNTRY ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[PIE CHART]

[FOLLOWING IS AN EDGAR REPRESENTATION OF THE PIE CHART]

HONG KONG    32.4%
MALAYSIA     19.8%
THAILAND      9.6%
SINGAPORE     7.0%
SOUTH KOREA   5.9%
PHILIPPINES   5.8%
INDONESIA     5.7%
CHINA         5.3%
TAIWAN        5.2%
OTHER         3.3%


LARGEST HOLDINGS                               % OF TOTAL INVESTMENTS

SUN HUNG KAI PROPERTIES, LTD. (HONG KONG)              5.7%

HUTCHISON WHAMPOA, LTD. (HONG KONG)                    5.4%

CHEUNG KONG HOLDINGS, LTD. (HONG KONG)                 4.6%

HANG SENG BANK, LTD. (HONG KONG)                       2.6%

SWIRE PACIFIC, LTD. (HONG KONG)                        2.6%

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM INSTITUTIONAL ASIA GROWTH FUND (THE "FUND").
MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions and reflect the reimbursement of certain Fund expenses as described in the Prospectus. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The Asia Growth Portfolio (the "Portfolio"), a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund. References to specific securities and their issuers are for illustrative purposes only and should not be interpreted as recommendations to purchase or sell such securities. Opinions expressed herein on current market conditions are subject to change without notice. The Portfolio invests in foreign securities which are subject to special risks; prospective investors should refer to the Fund's Prospectus for a discussion of these risks.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

                  THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

THE JPM INSTITUTIONAL ASIA GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investment in The Asia Growth Portfolio
  ("Portfolio"), at value                          $3,389,168
Deferred Organization Expenses                         14,151
Receivable for Expense Reimbursements                  12,756
Prepaid Expenses and Other Assets                         289
                                                   ----------
    Total Assets                                    3,416,364
                                                   ----------

LIABILITIES
Organization Expenses Payable                           6,789
Shareholder Servicing Fee Payable                         281
Administrative Services Fee Payable                        89
Administration Fee Payable                                 42
Fund Services Fee Payable                                   2
Accrued Expenses                                       47,175
                                                   ----------
    Total Liabilities                                  54,378
                                                   ----------

NET ASSETS
Applicable to 331,651 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $3,361,986
                                                   ----------
                                                   ----------
Net Asset Value, Offering and Redemption Price
  Per Share                                            $10.14
                                                        -----
                                                        -----

ANALYSIS OF NET ASSETS
Paid-in Capital                                    $3,338,997
Distributions in Excess of Net Investment Income       (6,406)
Accumulated Net Realized Loss on Investment and
  Foreign Currency Transactions                      (133,371)
Net Unrealized Appreciation of Investment and
  Foreign Currency Translations                       162,766
                                                   ----------
    Net Assets                                     $3,361,986
                                                   ----------
                                                   ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL ASIA GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 29, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31,
1996
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $4,051)                                 $36,834
Allocated Interest Income                                      5,336
Allocated Portfolio Expenses                                 (22,402)
                                                             -------
    Net Investment Income Allocated from
      Portfolio                                               19,768

FUND EXPENSES
Registration Fees                                  $31,103
Printing Expenses                                   13,450
Professional Fees                                   11,318
Transfer Agent Fees                                  6,776
Amortization of Organization Expenses                2,849
Shareholder Servicing Fee                            1,915
Administrative Services Fee                            553
Administration Fee                                     138
Fund Services Fee                                       72
Insurance Expense                                        3
Trustees' Fees and Expenses                             36
Miscellaneous                                        1,952
                                                   -------
    Total Fund Expenses                             70,165
Less: Reimbursement of Expenses                    (68,644)
                                                   -------

NET FUND EXPENSES                                              1,521
                                                             -------
NET INVESTMENT INCOME                                         18,247
NET REALIZED LOSS ON INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO             (139,519)

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT AND FOREIGN CURRENCY TRANSLATIONS
  ALLOCATED FROM PORTFOLIO                                   162,766
                                                             -------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $41,494
                                                             -------
                                                             -------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL ASIA GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                     FEBRUARY 29,
                                                         1996
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     DECEMBER 31,
                                                         1996
                                                   ----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $        18,247
Net Realized Loss on Investment and Foreign
  Currency Transactions Allocated from Portfolio          (139,519)
Net Change in Unrealized Appreciation of
  Investment and Foreign Currency Translations
  Allocated from Portfolio                                 162,766
                                                   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                            41,494
                                                   ----------------

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income                                 (18,247)
In Excess of Net Investment Income                          (5,794)
                                                   ----------------
                                                           (24,041)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold         3,437,576
Reinvestment of Dividends                                    6,957
Cost of Shares of Beneficial Interest Redeemed            (100,000)
                                                   ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                3,344,533
                                                   ----------------
    Total Increase in Net Assets                         3,361,986

NET ASSETS
Beginning of Period                                             --
                                                   ----------------
End of Period (including distributions in excess
  of net investment income of $6,406)              $     3,361,986
                                                   ----------------
                                                   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL ASIA GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period is as follows:

                                                       FOR THE PERIOD
                                                      FEBRUARY 29, 1996
                                                      (COMMENCEMENT OF
                                                       OPERATIONS) TO
                                                      DECEMBER 31, 1996
                                                   -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $                10.00
                                                   -----------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                0.06
Net Realized and Unrealized Gain on Investment
  and Foreign Currency                                               0.15
                                                   -----------------------
Total from Investment Operations                                     0.21
                                                   -----------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income                                          (0.06)
In Excess of Net Investment Income                                  (0.01)
                                                   -----------------------
                                                                    (0.07)

NET ASSET VALUE, END OF PERIOD                     $                10.14
                                                   -----------------------
                                                   -----------------------
Total Return                                                         2.13%(a)
                                                   -----------------------
                                                   -----------------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)           $                3,362
Ratios to Average Net Assets
  Expenses                                                           1.25%(b)
  Net Investment Income                                              0.95%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                            1.25%(b)(c)

------------------------
(a) Not annualized.

(b) Annualized.

(c) After consideration of certain state limitations.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL ASIA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Asia Growth Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company. The Fund commenced investment operations on February 29, 1996.

The Fund invests all of its investable assets in The Asia Growth Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 3% at December 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Distributions to shareholders of net investment income and net realized capital gains, if any, are declared and paid annually.

    d)The Fund has incurred $17,000 in organization expenses. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Fund. The Fund has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund.

    e)The Fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its income, including net realized capital gain, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM INSTITUTIONAL ASIA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

    g)The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this statement as of December 31, 1996, was to decrease accumulated net realized loss on investment and foreign currency transactions by $6,148, increase distributions in excess of net investment income by $612, and decrease paid-in capital by $5,536. The adjustments are primarily attributable to foreign currency losses. Net investment income, net realized loss and net assets were not affected by this change.

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Fund's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Fund's proportionate share of a complex-wide charge based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Pierpont Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the total net assets of the Trust, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period from February 29, 1996 (commencement of operations) to July 31, 1996, Signature's fee amounted to $96. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Fund's distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Pierpont Funds, The JPM Advisor Funds, the Master Portfolios and JPM Series Trust. For the period from August 1, 1996 to December 31, 1996, the fee for these services amounted to $42.

      On November 15, 1996, The JPM Advisor Funds terminated and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule:
      0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion.

THE JPM INSTITUTIONAL ASIA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from February 29, 1996 (commencement of operations) to July 31, 1996, Morgan's fee for these services amounted to $185.

      After July 31, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Fund is determined by the proportionate share its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from August 1, 1996 to December 31, 1996, the fee for these services amounted to $368.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 1.25% of the average net assets of the Fund through April 30, 1997. For the period from February 29, 1996 (commencement of operations) to December 31, 1996, Morgan has agreed to reimburse the Fund $68,644 for expenses under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund. For the period from February 29, 1996 (commencement of operations) to December 31, 1996, Morgan's fee for these services amounted to $1,915.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $72 for the period from February 29, 1996 (commencement of operations) to December 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Trust, The JPM Pierpont Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. For the period from February 29, 1996 (commencement of operations) to December 31, 1996, there was no fee for these services.

THE JPM INSTITUTIONAL ASIA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                    FOR THE PERIOD
                                                     FEBRUARY 29,
                                                         1996
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     DECEMBER 31,
                                                         1996
                                                   ----------------
Shares sold                                                341,174
Reinvestment of dividends and distributions                    692
Shares redeemed                                            (10,215)
                                                   ----------------
Net Increase                                               331,651
                                                   ----------------
                                                   ----------------

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and Portfolio.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Institutional Asia Growth Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Institutional Asia Growth Fund (one of the series constituting part of The JPM Institutional Funds, hereafter referred to as the "Fund") at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period February 29, 1996 (commencement of operations) to December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 21, 1997

The Asia Growth Portfolio
Annual Report December 31, 1996

(The following pages should be read in conjunction with The JPM Institutional Asia Growth Fund
Annual Financial Statements)

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
COMMON STOCK (89.7%)
CHINA (5.1%)
Guangdong Electric Power (Series B) (Electric)...      316,000   $     279,436
Guangdong Province Expressway Development Ltd.
  (Series B) (Construction & Housing)+...........      585,000         567,227
Guangshen Railway Co. Ltd. (Series H)
  (Railroads)+...................................    2,112,000         914,700
Huaneng Power International Inc. (ADR)
  (Telecommunication Services)+..................       40,000         900,000
Luoyang Glass Co. Ltd. (Series H) (Building
  Materials).....................................    1,576,000         483,905
Qingling Motors Co. Ltd. (Series H)
  (Automotive)...................................      400,000         221,073
Shandong Huaneng Power Ltd. (ADR) (Electric).....       80,000         780,000
Shanghai Dajiang Group Co. Ltd. (Series B) (Multi
  - Industry)....................................    1,487,100         724,218
Shanghai Tyre and Rubber Co. Ltd. (Series B)
  (Metals & Mining)+.............................    1,135,800         481,579
Yizheng Chemical Fibre Co. Ltd. (Series H)
  (Chemicals)....................................    1,340,000         325,689
Zhenhai Refining & Chemical Co. Ltd. (Series H)
  (Chemicals)....................................    1,632,000         601,319
                                                                 -------------
                                                                     6,279,146
                                                                 -------------

HONG KONG (30.6%)
Bank of East Asia Ltd. (Banking).................      325,800       1,448,937
Cathay Pacific Airways Ltd. (Airlines)...........      150,000         236,587
CDL Hotels International Ltd. (Restaurants &
  Hotels)........................................      940,000         537,751
Cheung Kong Holdings Ltd. (Real Estate)..........      606,000       5,386,234
China Resources Enterprises Ltd. (Real Estate
  Investment Trusts).............................      140,000         314,932
Dickson Concepts International Ltd. (Wholesale &
  International Trade)...........................      180,000         674,855
First Pacific Company Ltd. (Multi - Industry)....      323,000         419,670
Hang Seng Bank Ltd. (Banking)....................      257,000       3,123,207

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
HONG KONG (CONTINUED)
Henderson Land Development Company Ltd. (Real
  Estate)........................................      187,000   $   1,885,715
Hong Kong & China Gas Co. Ltd. (Natural Gas).....      927,000       1,791,681
Hong Kong Electric Holdings Ltd. (Electric)......      451,000       1,498,475
Hong Kong Telecommunications Ltd.
  (Telecommunications)...........................      999,200       1,608,280
HSBC Holdings PLC (Banking)......................       34,103         729,677
Hutchison Whampoa Ltd. (Multi - Industry)........      815,000       6,400,940
JCG Holdings Ltd. (Financial Services)...........      276,000         269,399
New World Infrastructure Ltd. (Construction &
  Housing)+......................................       94,000         274,648
Sun Hung Kai Properties Ltd. (Real Estate).......      545,000       6,675,988
Swire Pacific Ltd. (Multi - Industry)............      321,000       3,060,602
Television Broadcast Ltd. (Entertainment, Leisure
  & Media).......................................      128,000         511,338
Yue Yuen Industrial (Holdings) Ltd. (Metals &
  Mining)........................................    1,330,000         507,240
                                                                 -------------
                                                                    37,356,156
                                                                 -------------

INDIA (0.5%)
EIH Limited (GDR) (Entertainment, Leisure &
  Media).........................................        8,900         210,263
Reliance Industrial Infrastructure Ltd. (GDR)
  (Chemicals)....................................       14,700         176,400
State Bank of India (GDR) (Banking)+.............       10,400         180,648
                                                                 -------------
                                                                       567,311
                                                                 -------------

INDONESIA (5.5%)
P.T. Bimantara Citra (Multi - Industry)..........      240,500         320,667
P.T. Fajar Surya Wisea (Metals & Mining).........    1,150,000         498,942
P.T. Gudang Garam (Food, Beverages & Tobacco)....      287,000       1,239,111

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
INDONESIA (CONTINUED)
P.T. Kabelmetal Indonesia (Telecommunications-
  Equipment).....................................      765,000   $     340,000
P.T. Kawasan Industri Jababeka (Real Estate).....      258,000         300,317
P.T. Matahari Putra Prima (Retail)...............      411,000         478,413
P.T. Pabris Kertas Tjiwi Kimia (Metals &
  Mining)........................................      561,868         558,895
P.T. Pan Indonesia Bank (Banking)................      442,125         505,286
P.T. Semen Cibinong (Building Materials).........      152,000         427,852
P.T. Telekomunikasi Indonesia
  (Telecommunications)...........................    1,198,000       2,066,391
                                                                 -------------
                                                                     6,735,874
                                                                 -------------

MALAYSIA (18.6%)
Arab Malaysian Finance Berhad (Financial
  Services)......................................      189,000       1,055,194
Berjaya Capital Berhad (Financial Services)......      629,000         697,365
Commerce Asset-Holding Berhad (Banking)..........      269,211       2,025,339
Gamuda Berhad (Construction & Housing)...........      287,000       1,215,954
Golden Hope Plantations Berhard (Metals &
  Mining)........................................       19,000          32,350
Guinness Anchor Berhad (Food, Beverages &
  Tobacco).......................................      489,000       1,200,472
IJM Corporation Berhad (Building Materials)......      472,000       1,112,014
Industrial Concrete Products (Building
  Materials)+....................................      175,000         436,546
Industrial Oxygen Incorporated Berhad
  (Agriculture)..................................      804,000       1,235,205
Lingkaran Trans Kota Holdings Berhad
  (Construction & Housing)+......................      112,000         230,607
Lingui Developments Berhad (Forest Products &
  Paper).........................................      311,000         531,980
Malayan Banking Berhad (Banking).................      181,800       2,015,595
Malayan Cement Berhad (Building Materials).......      233,000         535,100
Malaysian Oxygen Berhad (Chemicals)..............          500           2,574
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
MALAYSIA (CONTINUED)
Malaywata Steel Berhad (Metals & Mining).........      443,000   $     834,953
New Straits Times Press Berhad (Entertainment,
  Leisure & Media)...............................      221,000       1,277,605
Pacific & Orient Berhad (Insurance)..............      104,000         251,197
Pelangi Berhad (Real Estate).....................      376,000         396,768
Perusahaan Otomobil Nasional Berhad
  (Automotive)...................................      170,000       1,077,011
Petronas Dagangan Berhad (Oil-Services)..........      112,000         288,259
Resorts World Berhad (Entertainment, Leisure &
  Media).........................................      219,000         997,226
Sime Darby Berhad (Multi - Industry).............      596,000       2,348,123
Sime U.E.P. Properties Berhad (Real Estate)......      266,000         684,615
Tenaga Nasional Berhad (Telecommunications)......      476,000       2,280,572
                                                                 -------------
                                                                    22,762,624
                                                                 -------------

PHILIPPINES (5.2%)
Aboitiz Equity Ventures Inc. (Banking)+..........    4,490,040         452,418
Alaska Milk Corp. (Food, Beverages & Tobacco)+...    2,386,500         308,521
Ayala Corp. (Class B) (Multi - Industry).........      304,000         329,430
Bankard Inc. (Banking)+..........................      790,000         282,357
Engineering & Equipment Corp. (Industrial).......    5,500,000         363,878
Fil-Estate Land Inc. (Real Estate)...............      296,100         258,947
Filinvest Land Inc. (Building Materials)+........    1,610,000         501,977
First Philippine Holdings Corp. (Class B) (Multi
  - Industry)....................................       50,100         114,297
Ionics Circuit Inc (Electronics)+................      564,000         402,091
JG Summit Holdings Inc. (Class B) (Multi -
  Industry)......................................      852,000         239,726
Manila Electric Company (Class B) (Electric).....      124,000       1,013,688
Petron Corp. (Oil-Services)......................    1,212,813         410,420

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
PHILIPPINES (CONTINUED)
Philippine National Bank (Banking)+..............       30,628   $     363,926
Pryce Properties Corp. (Real Estate)+............    5,405,400         390,504
San Miguel Corp. (Class B) (Food, Beverages &
  Tobacco).......................................       63,300         279,194
Steniel Manufacturing Corp. (Metals & Mining)....      950,000          67,909
Uniwide Holdings Inc. (Wholesale & International
  Trade)+........................................    2,719,000         537,597
                                                                 -------------
                                                                     6,316,880
                                                                 -------------

SINGAPORE (6.7%)
Cerebos Pacific Ltd. (Food, Beverages &
  Tobacco).......................................       68,000         505,569
City Developments Ltd. (Real Estate).............       30,000         270,228
DBS Land Ltd. (Real Estate)......................      102,000         375,531
Development Bank Singapore (Banking).............       73,000         986,331
Hotel Properties Limited (Restaurants &
  Hotels)........................................      297,000         479,847
Keppel Corporation Ltd. (Multi - Industry).......       92,000         716,890
Osprey Maritime Ltd. (Transport & Services)......      317,500         483,461
Overseas Chinese Bank (Banking)..................       24,600         306,001
Pacific Century Regional Development (Multi -
  Industry)+.....................................      340,000         405,914
Singapore Airlines Ltd. (Airlines)...............      100,000         907,908
Singapore Land Ltd. (Real Estate)................       60,000         332,423
Singapore Press Holdings (Entertainment, Leisure
  & Media).......................................       43,000         848,429
Singapore Telecommunications Ltd.
  (Telecommunications)...........................      300,000         707,739
United Overseas Bank Ltd. (Banking)..............       80,310         895,638
                                                                 -------------
                                                                     8,221,909
                                                                 -------------

SOUTH KOREA (5.4%)
Cho Hung Bank (Banking)..........................       61,000         495,215
Chung Ho Computer Co. (Computer Peripherals).....        8,000         324,542
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
SOUTH KOREA (CONTINUED)
Dong Ah Construction Industrial Co. Ltd.
  (Construction & Housing).......................        7,300   $     148,504
Dong Ah Construction Industrial Co. Ltd. (2nd
  New) (Construction & Housing)+.................          643          13,689
Dongbu Insurance (Insurance)+....................       16,210         525,315
Hana Bank (Banking)..............................       17,596         253,899
Hana Bank (1st New) (Banking)+...................       26,000         393,250
Hana Bank (New) (Banking)+.......................        3,046          42,150
Hansol Paper Co. Ltd. (GDS) (Forest Products &
  Paper)+........................................       14,937         190,447
Hansol Paper Co. Ltd. (GDS) (144A) (Forest
  Products & Paper)+.............................        2,195          27,986
Hansol Paper Co. Ltd (Forest Products & Paper)
  (144A).........................................        2,329          29,695
Housing & Commercial Bank, Korea (New)
  (Banking)+.....................................          540           7,536
Hyundai Engineering & Construction Co.
  (Construction & Housing)+......................        4,000          92,726
Korea Electric Power Corp. (Electric)............       28,000         814,666
Korea First Bank (Banking)+......................       83,000         420,154
Korea Long Term Credit Bank (Banking)............       10,050         172,354
Korea Mobile Telecommunications
  (Telecommunications)...........................          453         464,198
Korea Zinc Co. Ltd. (Metals & Mining)+...........       14,100         266,824
Korean Air Co. Ltd. (Aerospace)..................       15,360         236,168
LG Information & Communication (New)
  (Telecommunications-Equipment)+................        2,700         191,283
Oriental Fire & Marine Insurance Co. Ltd.
  (Insurance)....................................        4,200          86,434
Pohang Iron & Steel Co. Ltd. (Metals & Mining)...        5,100         292,820
Samsung Electronics Co. Ltd. (GDS represents 1/2
  non-voting common share) (144A)
  (Electronics)..................................       11,374         209,850

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
SOUTH KOREA (CONTINUED)
Samsung Electronics Co. Ltd. (GDS represents 1/2
  non-voting preferred share, 144A)
  (Electronics)+.................................        5,236   $      83,776
Samsung Electronics Co. Ltd. (GDS represents 1/2
  voting common share, 144A) (Electronics).......          266           9,576
Samsung Electronics Co. Ltd. (GDS represents 1/2
  voting common share, 144A) (Electronics)+......          884          36,576
Seoul City Gas Co. Ltd. (Natural Gas)+...........        4,500         282,082
Sungmi Telecom Electronics Co. Ltd.
  (Telecommunications)...........................          270          42,248
Tong Yang Cement Co. (Building Materials)........       13,000         235,245
Tong Yang Confectionery Co. Ltd. (Food, Beverages
  & Tobacco).....................................       11,800         259,586
                                                                 -------------
                                                                     6,648,794
                                                                 -------------

TAIWAN (2.8%)
Asia Cement Corp. (GDS) (Building Materials)
  (144A).........................................       84,739       1,554,961
China Steel Corp. (GDS) (Metals & Mining)........       50,000       1,003,125
Siliconware Precision Industries Co. (GDR)
  (Semiconductors)+..............................       32,000         355,200
Yageo Corp. (GDR) (Electronics)+.................       50,800         495,300
                                                                 -------------
                                                                     3,408,586
                                                                 -------------

THAILAND (9.3%)
Bangkok Bank Public Co. Ltd. (Banking)...........      128,000       1,238,064
Bangkok Expressway Public Co. Ltd. (Transport &
  Services)+.....................................      100,000         112,129
Banpu Public Co. Ltd. (Metals & Mining)..........       10,700         198,642
Central Pattana Public Co. Ltd. (Real Estate)....      194,500         675,135
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
THAILAND (CONTINUED)
Charoen Pokphand Feedmill Public Co. Ltd.
  (Agriculture)..................................       58,000   $     210,374
Dhana Siam Finance and Securities Public Co. Ltd.
  (Financial Services)...........................      100,000         237,909
Finance One Public Co. Ltd. (Financial
  Services)......................................       83,000         168,330
KR Precision Public Co. Ltd. (Computer
  Peripherals)...................................       76,900         524,863
Krung Thai Bank Public Co. Ltd. (Banking)........      399,500         779,055
Land & House Public Co. Ltd. (Real Estate).......       44,000         320,904
Modern Form Group Public Co. Ltd.
  (Manufacturing)................................      174,700         102,203
PTT Exploration & Production Public Co. Ltd.
  (Oil-Production)...............................       26,000         375,194
Regional Container Line Public Co. Ltd.
  (Packaging & Containers).......................       58,300         563,899
Robinson Department Store Public Co. Ltd.
  (Retail).......................................      281,000         257,546
Shinawatra Computer Public Co. Ltd. (Computer
  Systems).......................................       69,900         845,123
Siam Cement Public Co. Ltd. (Building
  Materials).....................................       20,000         630,264
Siam Commercial Bank Public Co. Ltd. (Banking)...      105,000         761,699
Swedish Motors Public Co. Ltd. (Capital Goods)...      110,000         164,099
TelecomAsia Corporation Public Co. Ltd.
  (Telecommunications)+..........................      551,000       1,149,706
Thai Farmers Bank Public Co. Ltd. (Banking)......       54,700         341,341
Thai Military Bank Public Co. Ltd. (Financial
  Services)......................................      169,000         332,858
Thai Petrochemical Industry Public Co. Ltd.
  (Chemicals)....................................      352,000         356,942

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
THAILAND (CONTINUED)
Tipco Asphalt Public Co. Ltd. (Construction &
  Housing).......................................       46,000   $     279,875
Total Access Communication Public Co. Ltd.
  (Telecommunication Services)...................      102,000         703,800
                                                                 -------------
                                                                    11,329,954
                                                                 -------------
  TOTAL COMMON STOCK (COST $102,400,021).........                  109,627,234
                                                                 -------------
CONVERTIBLE PREFERRED STOCKS (0.4%)
PHILIPPINES (0.4%)
Philippine Long Distance Telephone Co. (GDS
  represents 1 Series 2 Cnv Pfd)
  (Telecommunications) (cost $532,650)...........       15,900         500,850
                                                                 -------------
PREFERRED STOCK (0.2%)
SOUTH KOREA (0.2%)
Hyundai Engineering & Construction Co. (New)
  (Construction & Housing)+......................          232           5,104
Mando Machinery Corp. (Automotive Supplies)......       11,000         162,626
Shin Won Corp. (Apparels & Textiles).............       13,530         118,097
                                                                 -------------
                                                                       285,827
                                                                 -------------
  TOTAL PREFERRED STOCK (COST $598,557)..........                      285,827
                                                                 -------------

RIGHTS (0.0%)
INDONESIA (0.0%)
P.T. Kabelmetal Indonesia
  (Expires 2/12/97) (Telecommunications-
  Equipment).....................................      200,000           4,233
P.T. Kawasan Industri Jababeka (Expires 1/24/97)
  (Real Estate)..................................       50,000           9,524
                                                                 -------------
                                                                        13,757
                                                                 -------------
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------

MALAYSIA (0.0%)
Gamuda Berhad
  (Expires 2/12/97) (Construction & Housing).....       20,500   $      42,209
Gamuda Berhad
  (Expires 2/12/97) (Rights to Warrants)
  (Construction & Housing).......................       41,000              --
                                                                 -------------
                                                                        42,209
                                                                 -------------
  TOTAL RIGHTS...................................                       55,966
                                                                 -------------

WARRANTS (0.5%)
MALAYSIA (0.5%)
Petronas Dagangan Berhad (Expires 2/24/99)
  (Retail).......................................      412,000         587,288

SINGAPORE (0.0%)
United Overseas Land Ltd. (Expires 06/09/97)
  (Real Estate)..................................           90              41
                                                                 -------------
  TOTAL WARRANTS (COST $601,196).................                      587,329
                                                                 -------------
                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------
CONVERTIBLE BONDS (2.9%)
HONG KONG (0.7%)
Regal Hotels International, 5.25% due 12/13/08
  (Restaurants & Hotels).........................  $   705,000         839,831

TAIWAN (2.2%)
Far Eastern Department Stores Ltd., 3.00% due
  07/06/01 (Retail)..............................      788,000         831,340
Nan Ya Plastics Corp., 1.75% due 07/19/01
  (Chemicals)....................................      580,000         661,200

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT          VALUE
-------------------------------------------------  -----------   -------------
TAIWAN (CONTINUED)
U-Ming Marine Transport Corp., 1.50% due 02/07/01
  (Transport & Services).........................  $   690,000   $     607,200
Yang Ming Marine Transport Corp., 2.00% due
  10/06/01 (Transport & Services)................      545,000         621,300
                                                                 -------------
                                                                     2,721,040
                                                                 -------------
  TOTAL CONVERTIBLE BONDS (COST $3,301,423)......                    3,560,871
                                                                 -------------

SHORT-TERM INVESTMENTS (2.8%)
TIME DEPOSITS--FOREIGN (2.8%)
State Street Bank Cayman Islands, 4.88% due
  01/02/97 (cost $3,430,000).....................  $ 3,430,000       3,430,000
                                                                 -------------
TOTAL INVESTMENTS (COST $110,863,847) (96.5%).................
                                                                   118,048,077
OTHER ASSETS IN EXCESS OF LIABILITIES (3.5%)..................
                                                                     4,224,477
                                                                 -------------
NET ASSETS (100.0%)...........................................   $ 122,272,554
                                                                 -------------
                                                                 -------------

------------------------------
Note: The cost of securities for Federal Income Tax purposes at December 31, 1996, was $111,490,917; the aggregate gross unrealized appreciation and depreciation was $17,391,909 and $10,834,749, respectively, resulting in net unrealized appreciation of $6,557,160.

+ - Non-income producing security.

ADS - American Depository Shares.

ADR - American Depository Receipts.

GDR - Global Depository Receipts.

GDS - Global Depository Shares.

144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
                                                                                                       PERCENT OF
                                                                                                         TOTAL
                                                                                                      INVESTMENTS
                                                                                                      ------------
Banking.............................................................................................       15.43%
Real Estate.........................................................................................       15.22%
Multi-Industry......................................................................................       12.77%
Telecommunications..................................................................................        7.47%
Building Materials..................................................................................        5.01%
Metals & Mining.....................................................................................        4.02%
Electric............................................................................................        3.71%
Entertainment, Leisure & Media......................................................................        3.26%
Food, Beverages & Tobacco...........................................................................        3.21%
Short-term Investments..............................................................................        2.91%
Construction & Housing..............................................................................        2.43%
Financial Services..................................................................................        2.34%
Retail..............................................................................................        1.83%
Chemicals...........................................................................................        1.80%
Natural Gas.........................................................................................        1.76%
Restaurants & Hotels................................................................................        1.57%
Transportation......................................................................................        1.55%
Telecommunication Services..........................................................................        1.36%
Automotive..........................................................................................        1.24%
Agriculture.........................................................................................        1.22%
Electronics.........................................................................................        1.05%
Wholesale & International Trade.....................................................................        1.03%
Airlines............................................................................................        0.97%
Railroads...........................................................................................        0.77%
Insurance...........................................................................................        0.73%
Computer Peripherals................................................................................        0.72%
Computer Systems....................................................................................        0.71%
Forest Products & Paper.............................................................................        0.66%
Oil-Services........................................................................................        0.59%
Packaging & Containers..............................................................................        0.48%
Telecommunications-Equipment........................................................................        0.45%
Oil-Production......................................................................................        0.32%
Industrial..........................................................................................        0.31%
Semiconductors......................................................................................        0.30%
Real Estate Investment Trusts.......................................................................        0.27%
Aerospace...........................................................................................        0.20%
Capital Goods.......................................................................................        0.14%
Apparels & Textiles.................................................................................        0.10%
Manufacturing.......................................................................................        0.09%
                                                                                                      ------------
                                                                                                          100.00%
                                                                                                      ------------
                                                                                                      ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $110,863,847 )          $118,048,077
Foreign Currency at Value (Cost $1,362,172)           1,360,947
Cash                                                        372
Receivable for Investments Sold                       5,332,245
Dividends Receivable                                     76,945
Interest Receivable                                      28,377
Deferred Organization Expenses                           21,733
Prepaid Trustees' Fees                                      409
Prepaid Expenses and Other Assets                           430
                                                   ------------
    Total Assets                                    124,869,535
                                                   ------------

LIABILITIES
Payable for Investments Purchased                     2,369,447
Unrealized Depreciation of Open Spot Foreign
  Currency Contracts                                      3,171
Custody Fee Payable                                      88,471
Advisory Fee Payable                                     83,677
Organization Expenses Payable                             5,750
Administrative Services Fee Payable                       3,317
Administration Fee Payable                                  348
Accrued Expenses                                         42,800
                                                   ------------
    Total Liabilities                                 2,596,981
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $122,272,554
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $229,982 )                                                 $2,099,917
Interest Income                                                    301,692
                                                                ----------
    Investment Income                                            2,401,609

EXPENSES
Advisory Fee                                       $  899,241
Custodian Fees and Expenses                           333,386
Professional Fees and Expenses                         54,431
Administrative Services Fee                            31,613
Administration Fee                                      9,063
Printing Expenses                                       6,655
Amortization of Organization Expense                    6,644
Fund Services Fee                                       4,975
Trustees' Fees and Expenses                             2,040
Insurance Expense                                         634
Miscellaneous                                           1,057
                                                   ----------
    Total Expenses                                  1,349,739
Less: Reimbursement of Expenses                        (7,302)
                                                   ----------

NET EXPENSES                                                     1,342,437
                                                                ----------
NET INVESTMENT INCOME                                            1,059,172

NET REALIZED GAIN (LOSS) ON INVESTMENTS
  Investment Transactions                           4,120,737
  Foreign Currency Transactions                       (36,577)
                                                   ----------
    Net Realized Gain                                            4,084,160

NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                       4,768,292
  Foreign Currency Contracts and Translations             499
                                                   ----------
    Net Change in Unrealized Appreciation                        4,768,791
                                                                ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $9,912,123
                                                                ----------
                                                                ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                        APRIL 5, 1995
                                                                       (COMMENCEMENT OF
                                                    FOR THE FISCAL      OPERATIONS) TO
                                                      YEAR ENDED         DECEMBER 31,
                                                   DECEMBER 31, 1996         1995
                                                   -----------------   ----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $      1,059,172    $       783,140
Net Realized Gain on Investments and Foreign
  Currency Transactions                                   4,084,160          2,768,176
Net Change in Unrealized Appreciation of
  Investments and Foreign Currency Contracts and
  Translations                                            4,768,791          2,414,409
                                                   -----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                          9,912,123          5,965,725
                                                   -----------------   ----------------
                                                   -----------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            85,257,294        104,554,882
Withdrawals                                             (59,878,251)       (23,539,419)
                                                   -----------------   ----------------
    Net Increase from Investors' Transactions            25,379,043         81,015,463
                                                   -----------------   ----------------
    Total Increase in Net Assets                         35,291,166         86,981,188

NET ASSETS
Beginning of Period                                      86,981,388                200
                                                   -----------------   ----------------
End of Period                                      $    122,272,554    $    86,981,388
                                                   -----------------   ----------------
                                                   -----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                        APRIL 5, 1995
                                                        FOR THE        (COMMENCEMENT OF
                                                      FISCAL YEAR       OPERATIONS) TO
                                                         ENDED           DECEMBER 31,
                                                   DECEMBER 31, 1996         1995
                                                   -----------------   ----------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                       1.19%              1.40%(a)
Net Investment Income                                          0.94%              1.18%(a)
Decrease Reflected in Expense Ratio due to
  Expense Reimbursement                                        0.01%                --
Portfolio Turnover                                               93%                70%(b)
Average Brokerage Commissions                      $         0.0069                 --

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Asia Growth Portfolio (the "Portfolio"), is one of five subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio's investment objective is to achieve a high total return from a portfolio of equity securities of companies in Asian emerging market countries. The Portfolio commenced operations on April 5, 1995. The Series Portfolio's Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in Asian emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in Asian emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees, and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At December 31, 1996, the Portfolio had no open forward foreign currency contracts.

    e)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    f)The Portfolio has incurred $33,000 in organization expenses. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    g)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    (h)Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.80% of the Portfolio's average daily net assets. For the fiscal year ended December 31, 1996 such fees amounted to $899,241.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from January 1, 1996 to July 31, 1996, such fees amounted to $7,712. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios and JPM Series Trust. For the period from August 1, 1996 to December 31, 1996, the fee for these services amounted to $1,351.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for overseeing certain aspects of the administration and operation

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share that the Portfolio's net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from January 1, 1996 to July 31, 1996, the fee for these services amounted to $15,260.

      After July 31, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate average daily net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from August 1, 1996 to December 31, 1996, the fee for these services amounted to $16,353.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $4,975 for the fiscal year ended December 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended December 31, 1996 were as follows:

    COST OF       PROCEEDS FROM
   PURCHASES          SALES
---------------  ---------------
 $123,302,624    $   100,980,201

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Asia Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Asia Growth Portfolio (one of the portfolios comprising part of the Series Portfolio, hereafter referred to as the "Portfolio") at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the year then ended and for the period April 5, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 21, 1997

JPM INSTITUTIONAL MONEY MARKET FUND

JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

JPM INSTITUTIONAL FEDERAL MONEY MARKET FUND

JPM INSTITUTIONAL SHORT TERM BOND FUND

JPM INSTITUTIONAL BOND FUND

JPM INSTITUTIONAL TAX EXEMPT BOND FUND

JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND

JPM INSTITUTIONAL SHARES: CALIFORNIA BOND FUND

JPM INSTITUTIONAL INTERNATIONAL BOND FUND

JPM INSTITUTIONAL DIVERSIFIED FUND

JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND

JPM INSTITUTIONAL DISCIPLINED EQUITY FUND

JPM INSTITUTIONAL U.S. SMALL COMPANY FUND

JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND

JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND

JPM INSTITUTIONAL EUROPEAN EQUITY FUND

JPM INSTITUTIONAL JAPAN EQUITY FUND

JPM INSTITUTIONAL ASIA GROWTH FUND


THE
JPM INSTITUTIONAL
ASIA GROWTH
FUND

FOR MORE INFORMATION ON THE JPM INSTITUTIONAL FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.

ANNUAL REPORT
DECEMBER 31, 1996